Segment Analysis - Segmental Results of Operations (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of operating segments [line items]
Consolidated gross profit	¥ 1,431.3	¥ 1,377.4
General and administrative expenses	(875.9)	(836.4)
Others	30.7	10.2
Consolidated net business profit	586.1	551.2
Operating segments [member] | Wholesale Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	329.5	282.5
General and administrative expenses	(148.9)	(146.6)
Others	30.3	24.5
Consolidated net business profit	210.9	160.4
Operating segments [member] | Retail Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	568.1	548.7
General and administrative expenses	(464.9)	(443.3)
Others	0.8	1.2
Consolidated net business profit	104.0	106.6
Operating segments [member] | Global Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	394.5	343.4
General and administrative expenses	(213.9)	(177.7)
Others	25.1	8.9
Consolidated net business profit	205.7	174.6
Operating segments [member] | Global Markets Business Unit [member]
Disclosure of operating segments [line items]
Consolidated gross profit	250.9	257.9
General and administrative expenses	(43.0)	(40.2)
Others	17.6	17.1
Consolidated net business profit	225.5	234.8
Head office account and others [member]
Disclosure of operating segments [line items]
Consolidated gross profit	(111.7)	(55.1)
General and administrative expenses	(5.2)	(28.6)
Others	(43.1)	(41.5)
Consolidated net business profit	¥ (160.0)	¥ (125.2)